             STANDARD AND POOR'S DEPOSITARY RECEIPTS(R) ("SPDR(R)")

                               SPDR TRUST SERIES 1

                             A UNIT INVESTMENT TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2007

"STANDARD & POOR'S(R)", "S&P(R)", "S&P 500(R)", "STANDARD & POOR'S 500(R)", "500", "STANDARD & POOR'S DEPOSITARY RECEIPTS(R)", AND "SPDRS(R)" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. STATE STREET GLOBAL MARKETS, LLC IS PERMITTED TO USE THESE TRADEMARKS PURSUANT TO A "LICENSE AGREEMENT" WITH STANDARD & POOR'S, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC., AND SPDR TRUST, SERIES 1, IS PERMITTED TO USE THESE TRADEMARKS PURSUANT TO A SUBLICENSE FROM STATE STREET GLOBAL MARKETS, LLC. SPDR TRUST, SERIES 1 IS NOT, HOWEVER, SPONSORED BY OR AFFILIATED WITH STANDARD & POOR'S OR THE MCGRAW-HILL COMPANIES, INC.

SPDR TRUST, SERIES 1
TRUST OVERVIEW

--------------------------------------------------------------------------------
OBJECTIVE:
The SPDR Trust, Series 1 (the "Trust") is an exchange traded fund designed to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500(R) Index (the "Index").

STRATEGY:
To accomplish this objective, the Trust utilizes a full replication approach in an effort to minimize tracking error relative to the Trust's Index. With this strategy, all 500 securities of the Index are owned by the Trust in their approximate market capitalization weight.

PERFORMANCE OVERVIEW:
For the twelve-month period ended September 30, 2007, the Trust returned 16.31% and the Index returned 16.44%.

During the twelve-month period ended September 30, 2007, the Index rose 16.44%, extending the gains from the previous year. Strong corporate profits and solid economic growth were the primary causes of the positive performance. Despite this strong return, there were a number of factors that dragged on the economy during this period. First, there was increased weakness in the housing markets and continued high commodity prices. Second, a quickly escalating credit crunch that moved from subprime in July to commercial paper in August, as well as concerns regarding the potential impact to the broad economy, briefly put the Index returns into the red less than a month after it set a record closing high. These concerns were apparently echoed by the Federal Reserve Bank, which dropped its discount rate 50 basis points on August 17, 2007 and the Fed funds rate from 5.25% to 4.75% on September 18, 2007. Equity markets responded positively after the Fed's moves.

The S&P 500 underperformed mid cap stocks by more than 2 percentage points during the year, as the S&P MidCap 400(R) Index rose 18.76%. Conversely, the S&P 500 dramatically outperformed the Russell 2000(R) Index's performance of 12.34% by over 4 percentage points. The S&P 500/Citigroup Value(R) Index and the S&P 500/Citigroup Growth(R) Index were effectively flat with less than a percentage point difference for the year. International stocks posted excellent results as the MSCI(R) EAFE(R) Index rose 24.86%, while the Lehman Brothers Aggregate Bond Index rose only 5.14%.

Each of the nine Select Sector Indices which, when combined, comprise the Index, rose during the period, with the Financial Select Sector Index posting the smallest gain, 1.70%. The Energy Select Sector Index was the top performing Select Sector Index for the year, rising 42.31%.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
3M Co. ....................   4,211,562  $   394,117,972
Abbott Laboratories........   8,998,822      482,516,836
Abercrombie & Fitch Co.
  (Class A)................     507,740       40,974,618
ACE, Ltd. .................   1,883,201      114,065,485
Adobe Systems, Inc. *......   3,394,138      148,188,065
Advanced Micro Devices,
  Inc. *...................   3,112,394       41,083,601
AES Corp. *................   3,860,771       77,369,851
Aetna, Inc. ...............   2,992,125      162,382,624
Affiliated Computer
  Services, Inc. (Class
  A) *.....................     569,975       28,635,544
AFLAC, Inc. ...............   2,835,365      161,729,220
Agilent Technologies,
  Inc. *...................   2,326,657       85,807,110
Air Products & Chemicals,
  Inc. ....................   1,272,879      124,436,651
Akamai Technologies,
  Inc. *...................     951,571       27,338,635
Alcoa, Inc. ...............   5,002,090      195,681,761
Allegheny Energy, Inc. *...     930,480       48,626,885
Allegheny Technologies,
  Inc. ....................     578,294       63,583,425
Allergan, Inc. ............   1,778,565      114,664,086
Allied Waste Industries,
  Inc. *...................   1,366,685       17,425,234
Allstate Corp. ............   3,409,975      195,016,470
ALLTEL Corp. ..............   2,045,413      142,524,378
Altera Corp. ..............   2,036,405       49,036,632
Altria Group, Inc. ........  12,253,285      851,970,906
Amazon.com, Inc. *.........   1,795,837      167,282,217
Ambac Financial Group,
  Inc. ....................     594,086       37,373,950
Ameren Corp. ..............   1,164,795       61,151,737
American Capital
  Strategies, Ltd. ........     995,928       42,556,003
American Electric Power
  Co., Inc. ...............   2,289,670      105,507,994
American Express Co. ......   6,866,716      407,676,929
American International
  Group, Inc. .............  15,046,386    1,017,888,013
American Standard Cos.,
  Inc. ....................   1,008,307       35,915,895
Ameriprise Financial,
  Inc. ....................   1,408,282       88,876,677
AmerisourceBergen Corp. ...   1,099,726       49,850,580
Amgen, Inc. *..............   6,297,028      356,222,874
Anadarko Petroleum Corp. ..   2,671,838      143,611,292
Analog Devices, Inc. ......   1,957,604       70,786,961
Anheuser-Busch Cos.,
  Inc. ....................   4,404,649      220,188,404
Aon Corp. .................   1,706,873       76,484,979
Apache Corp. ..............   1,908,257      171,857,625
Apartment Investment &
  Management Co. (Class
  A).......................     552,060       24,914,468
Apollo Group, Inc. (Class
  A) *.....................     799,258       48,075,369
Apple, Inc. *..............   5,061,335      777,117,376
Applera Corp. -- Applied
  Biosystems Group.........   1,053,858       36,505,641
Applied Materials, Inc. ...   8,039,854      166,424,978
Archer-Daniels-Midland
  Co. .....................   3,786,414      125,254,575
Archstone-Smith Trust......   1,286,816       77,389,114
Ashland, Inc. .............     319,248       19,221,922
Assurant, Inc. ............     579,047       30,979,015
COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
AT&T, Inc. ................  35,512,305   1,502,525,625
Autodesk, Inc. *...........   1,315,546     65,737,834
Automatic Data Processing,
  Inc. ....................   3,196,184    146,800,731
AutoNation, Inc. *.........    840,000      14,884,800
AutoZone, Inc. *...........    285,105      33,112,095
AvalonBay Communities,
  Inc. ....................    453,612      53,553,433
Avaya, Inc. *..............   2,612,571     44,309,204
Avery Dennison Corp. ......    525,412      29,958,992
Avon Products, Inc. .......   2,555,821     95,919,962
Baker Hughes, Inc. ........   1,876,102    169,543,338
Ball Corp. ................    588,503      31,632,036
Bank of America Corp. .....  25,737,332   1,293,815,680
Bank of New York Mellon
  Corp. ...................   6,534,597    288,437,112
Barr Pharmaceuticals,
  Inc. *...................    609,166      34,667,637
Bausch & Lomb, Inc. .......    308,462      19,741,568
Baxter International,
  Inc. ....................   3,772,654    212,324,967
BB&T Corp. ................   3,118,548    125,958,154
Bear Stearns Cos., Inc. ...    694,060      85,237,509
Becton, Dickinson & Co. ...   1,406,090    115,369,684
Bed Bath & Beyond, Inc. *..   1,600,433     54,606,774
Bemis Co., Inc. ...........    600,165      17,470,803
Best Buy Co., Inc. ........   2,317,089    106,632,436
Big Lots, Inc. *...........    646,891      19,303,227
Biogen Idec, Inc. *........   1,650,653    109,487,813
BJ Services Co. ...........   1,708,890     45,371,030
Black & Decker Corp. ......    388,518      32,363,549
BMC Software, Inc. *.......   1,203,976     37,600,170
Boeing Co. ................   4,551,018    477,811,380
Boston Properties, Inc. ...    688,042      71,487,564
Boston Scientific Corp. *..   7,738,469    107,951,643
Bristol-Myers Squibb Co. ..  11,344,870    326,959,153
Broadcom Corp. (Class
  A) *.....................   2,671,983     97,367,061
Brown-Forman Corp. (Class
  B).......................    462,333      34,633,365
Brunswick Corp. ...........    537,615      12,289,879
Burlington Northern Santa
  Fe Corp. ................   1,759,042    142,781,439
C.R. Bard, Inc. ...........    589,543      51,991,797
CA, Inc. ..................   2,363,466     60,788,346
Campbell Soup Co. .........   1,250,565     46,270,905
Capital One Financial
  Corp. ...................   2,367,191    157,252,498
Cardinal Health, Inc. .....   2,110,347    131,959,998
Carnival Corp. ............   2,543,692    123,191,004
Caterpillar, Inc. .........   3,735,820    293,000,363
CB Richard Ellis Group,
  Inc. (Class A) *.........   1,041,320     28,990,349
CBS Corp. (Class B)........   4,254,482    134,016,183
Celgene Corp. *............   2,178,939    155,380,140
CenterPoint Energy, Inc. ..   1,774,360     28,442,991
Centex Corp. ..............    694,629      18,456,293
CenturyTel, Inc. ..........    647,964      29,948,896

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
C.H. Robinson Worldwide,
  Inc. ....................     984,538  $    53,450,568
Charles Schwab Corp. ......   5,454,058      117,807,653
Chesapeake Energy Corp. ...   2,381,016       83,954,624
Chevron Corp. .............  12,459,199    1,165,931,842
Chubb Corp. ...............   2,359,005      126,537,028
Ciena Corp. *..............     474,587       18,072,273
CIGNA Corp. ...............   1,682,585       89,664,955
Cincinnati Financial
  Corp. ...................     987,489       42,768,149
Cintas Corp. ..............     781,858       29,006,932
Circuit City Stores,
  Inc. ....................     831,235        6,575,069
Cisco Systems, Inc. *......  35,447,819    1,173,677,287
CIT Group, Inc. ...........   1,129,217       45,394,523
Citigroup, Inc. ...........  28,948,434    1,351,023,415
Citizens Communications
  Co. .....................   1,884,640       26,988,045
Citrix Systems, Inc. *.....   1,037,991       41,851,797
Clear Channel
  Communications, Inc. ....   2,861,388      107,130,367
Clorox Co. ................     871,567       53,156,871
CME Group, Inc. ...........     320,246      188,096,488
CMS Energy Corp. ..........   1,258,839       21,173,672
Coach, Inc. *..............   2,135,141      100,928,115
Coca-Cola Co. .............  11,635,553      668,695,231
Coca-Cola Enterprises,
  Inc. ....................   1,577,343       38,203,247
Cognizant Technology
  Solutions Corp. (Class
  A) *.....................     816,445       65,127,818
Colgate-Palmolive Co. .....   2,958,302      210,986,099
Comcast Corp. (Class A) *..  18,013,610      435,569,090
Comerica, Inc. ............     921,612       47,260,263
Commerce Bancorp, Inc. ....   1,105,807       42,883,195
Computer Sciences Corp. *..     981,849       54,885,359
Compuware Corp. *..........   1,832,029       14,692,873
ConAgra Foods, Inc. .......   2,938,188       76,774,852
ConocoPhillips.............   9,472,621      831,411,945
CONSOL Energy, Inc. .......   1,040,373       48,481,382
Consolidated Edison,
  Inc. ....................   1,573,791       72,866,523
Constellation Brands, Inc.
  (Class A) *..............   1,162,056       28,133,376
Constellation Energy Group,
  Inc. ....................   1,041,610       89,359,722
Convergys Corp. *..........     794,097       13,785,524
Cooper Industries, Ltd.
  (Class A)................   1,046,096       53,445,045
Corning, Inc. .............   9,100,345      224,323,504
Costco Wholesale Corp. ....   2,622,330      160,932,392
Countrywide Financial
  Corp. ...................   3,464,724       65,864,403
Coventry Health Care,
  Inc. *...................     907,768       56,472,247
Covidien, Ltd. *...........   2,865,519      118,919,038
CSX Corp. .................   2,522,097      107,769,205
Cummins, Inc. .............     603,251       77,149,770
CVS Caremark Corp. ........   8,630,444      342,024,496
D.R. Horton, Inc. .........   1,545,998       19,804,234
COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
Danaher Corp. .............   1,369,854    113,300,624
Darden Restaurants, Inc. ..    833,741      34,900,398
Dean Foods Co. ............    770,797      19,716,987
Deere & Co. ...............   1,303,806    193,510,887
Dell, Inc. *...............  13,143,369    362,756,984
Developers Diversified
  Realty Corp. ............    743,944      41,564,151
Devon Energy Corp. ........   2,562,376    213,189,683
Dillard's, Inc. (Class A)..    349,287      7,624,935
DIRECTV Group, Inc. *......   4,531,753    110,030,963
Discover Financial
  Services *...............   3,098,036     64,439,149
Dominion Resources, Inc. ..   1,703,180    143,578,074
Dover Corp. ...............   1,159,139     59,058,132
Dow Chemical Co. ..........   5,486,123    236,232,456
Dow Jones & Co., Inc. .....    378,629      22,604,151
DTE Energy Co. ............   1,011,891     49,016,000
Du Pont (E.I.) de Nemours &
  Co. .....................   5,332,278    264,267,698
Duke Energy Corp. .........   7,283,234    136,123,643
Dynegy, Inc. (Class A) *...   2,866,586     26,487,255
E*TRADE Financial Corp. *..   2,432,787     31,772,198
Eastman Chemical Co. ......    485,202      32,377,529
Eastman Kodak Co. .........   1,634,546     43,740,451
Eaton Corp. ...............    852,990      84,480,130
eBay, Inc. *...............   6,527,247    254,693,178
Ecolab, Inc. ..............   1,027,954     48,519,429
Edison International.......   1,884,444    104,492,420
El Paso Corp. .............   4,054,500     68,804,865
Electronic Arts, Inc. *....   1,786,498    100,026,023
Electronic Data Systems
  Corp. ...................   2,946,665     64,355,164
Eli Lilly & Co. ...........   5,706,650    324,879,584
Embarq Corp. ..............    874,332      48,612,859
EMC Corp. *................  12,086,903    251,407,582
Emerson Electric Co. ......   4,593,119    244,445,793
ENSCO International,
  Inc. ....................    864,370      48,491,157
Entergy Corp. .............   1,141,594    123,623,214
EOG Resources, Inc. .......   1,414,873    102,337,764
Equifax, Inc. .............    839,186      31,989,770
Equity Residential
  Properties Trust.........   1,665,762     70,561,678
Estee Lauder Cos., Inc.
  (Class A)................    672,971      28,574,349
E.W. Scripps Co. (Class
  A).......................    478,671      20,104,182
Exelon Corp. ..............   3,891,452    293,259,823
Express Scripts, Inc. *....   1,568,111     87,531,956
Exxon Mobil Corp. .........  32,298,611   2,989,559,434
Family Dollar Stores,
  Inc. ....................    883,528      23,466,504
Fannie Mae.................   5,633,929    342,599,222
Federated Investors, Inc.
  (Class B)................    483,018      19,175,815
FedEx Corp. ...............   1,778,685    186,317,254
Fidelity National
  Information Services,
  Inc. ....................    926,167      41,094,030

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
Fifth Third Bancorp........   3,176,740  $   107,627,951
First Horizon National
  Corp. ...................     718,114       19,144,919
FirstEnergy Corp. .........   1,818,429      115,179,293
Fiserv, Inc. *.............     994,705       50,590,696
Fluor Corp. ...............     501,596       72,219,792
Ford Motor Co. *...........  11,938,796      101,360,378
Forest Laboratories,
  Inc. *...................   1,850,493       69,004,884
Fortune Brands, Inc. ......     884,187       72,052,399
FPL Group, Inc. ...........   2,338,382      142,360,696
Franklin Resources, Inc. ..     958,208      122,171,520
Freddie Mac................   3,814,017      225,065,143
Freeport-McMoRan Copper &
  Gold, Inc. ..............   2,169,671      227,576,791
Gannett Co., Inc. .........   1,353,046       59,128,110
Gap, Inc. .................   3,146,087       58,013,844
General Dynamics Corp. ....   2,335,846      197,308,912
General Electric Co. ......  59,610,422    2,467,871,471
General Growth Properties,
  Inc. ....................   1,431,921       76,779,604
General Mills, Inc. .......   2,030,683      117,799,921
General Motors Corp. ......   3,271,429      120,061,444
Genuine Parts Co. .........     982,700       49,135,000
Genworth Financial, Inc.
  (Class A)................   2,562,683       78,751,249
Genzyme Corp. *............   1,519,514       94,149,087
Gilead Sciences, Inc. *....   5,373,253      219,604,850
Goldman Sachs Group,
  Inc. ....................   2,377,986      515,404,686
Goodrich Corp. ............     723,821       49,386,307
Goodyear Tire & Rubber
  Co. *....................   1,171,035       35,611,174
Google, Inc. (Class A) *...   1,342,028      761,292,224
H&R Block, Inc. ...........   1,858,589       39,364,915
H.J. Heinz Co. ............   1,897,781       87,677,482
Halliburton Co. ...........   5,276,932      202,634,189
Harley-Davidson, Inc. .....   1,501,647       69,391,108
Harman International
  Industries, Inc. ........     381,093       32,972,166
Harrah's Entertainment,
  Inc. ....................   1,074,459       93,402,721
Hartford Financial Services
  Group, Inc. .............   1,842,447      170,518,470
Hasbro, Inc. ..............     993,925       27,710,629
Hercules, Inc. ............     646,156       13,582,199
Hershey Co. ...............   1,011,858       46,960,330
Hess Corp. ................   1,575,614      104,825,599
Hewlett-Packard Co. .......  15,012,587      747,476,707
Hilton Hotels Corp. .......   2,256,032      104,882,928
Home Depot, Inc. ..........   9,702,347      314,744,137
Honeywell International,
  Inc. ....................   4,361,837      259,398,446
Hospira, Inc. *............     909,909       37,715,728
Host Hotels & Resorts,
  Inc. ....................   3,008,382       67,508,092
Hudson City Bancorp,
  Inc. ....................   2,795,772       42,998,973
Humana, Inc. *.............     972,701       67,972,346
COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
Huntington Bancshares,
  Inc. ....................   2,122,748     36,044,261
IAC/InterActiveCorp *......   1,291,007     38,304,178
Illinois Tool Works,
  Inc. ....................   2,387,250    142,375,590
IMS Health, Inc. ..........   1,131,759     34,677,096
Ingersoll-Rand Co., Ltd.
  (Class A)................   1,764,467     96,110,517
Integrys Energy Group,
  Inc. ....................    433,454      22,205,848
Intel Corp. ...............  33,985,392    878,862,237
IntercontinentalExchange,
  Inc. *...................    403,480      61,288,612
International Business
  Machines Corp. ..........   7,907,908    931,551,562
International Flavors &
  Fragrances, Inc. ........    438,934      23,202,051
International Game
  Technology...............   1,924,291     82,936,942
International Paper Co. ...   2,579,949     92,542,771
Interpublic Group of Cos.,
  Inc. *...................   2,714,572     28,177,257
Intuit, Inc. *.............   1,950,843     59,110,543
ITT Corp. .................   1,047,593     71,162,992
J.C. Penney Co., Inc. .....   1,287,589     81,594,515
Jabil Circuit, Inc. .......    995,994      22,748,503
Janus Capital Group,
  Inc. ....................   1,203,293     34,029,126
JDS Uniphase Corp. *.......   1,194,329     17,867,162
Johnson & Johnson..........  16,854,287   1,107,326,656
Johnson Controls, Inc. ....   1,132,885    133,805,047
Jones Apparel Group,
  Inc. ....................    654,868      13,837,361
JPMorgan Chase & Co. ......  19,806,226    907,521,275
Juniper Networks, Inc. *...   2,982,886    109,203,456
KB HOME....................    435,275      10,907,992
Kellogg Co. ...............   1,542,055     86,355,080
KeyCorp....................   2,292,613     74,120,178
Kimberly-Clark Corp. ......   2,467,951    173,398,237
Kimco Realty Corp. ........   1,463,428     66,161,580
King Pharmaceuticals,
  Inc. *...................   1,380,592     16,180,538
KLA-Tencor Corp. ..........   1,126,211     62,820,050
Kohl's Corp. *.............   1,873,626    107,414,979
Kraft Foods, Inc. (Class
  A).......................   9,412,768    324,834,624
Kroger Co. ................   4,110,075    117,219,339
L-3 Communications
  Holdings, Inc. ..........    715,712      73,102,824
Laboratory Corp. of America
  Holdings *...............    703,993      55,073,372
Legg Mason, Inc. ..........    754,797      63,621,839
Leggett & Platt, Inc. .....   1,033,581     19,803,412
Lehman Brothers Holdings,
  Inc. ....................   3,092,577    190,904,778
Lennar Corp. (Class A).....    794,852      18,003,398
Leucadia National Corp. ...    991,628      47,816,302
Lexmark International, Inc.
  (Class A) *..............    565,964      23,504,485
Limited Brands, Inc. ......   1,993,039     45,620,663
Lincoln National Corp. ....   1,585,027    104,564,231

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
Linear Technology Corp. ...   1,284,597  $    44,948,049
Liz Claiborne, Inc. .......     600,493       20,614,925
Lockheed Martin Corp. .....   2,048,382      222,228,963
Loews Corp. ...............   2,612,400      126,309,540
Lowe's Cos., Inc. .........   8,734,572      244,742,707
LSI Logic Corp. *..........   4,437,371       32,925,293
M&T Bank Corp. ............     450,374       46,591,190
Macy's, Inc. ..............   2,672,799       86,384,864
Manor Care, Inc. ..........     419,550       27,019,020
Marathon Oil Corp. ........   4,020,748      229,263,051
Marriott International,
  Inc. (Class A)...........   1,902,120       82,685,156
Marsh & McLennan Cos.,
  Inc. ....................   3,219,222       82,090,161
Marshall & Ilsley Corp. ...   1,462,616       64,018,702
Masco Corp. ...............   2,246,340       52,047,698
Mattel, Inc. ..............   2,216,445       51,997,800
MBIA, Inc. ................     759,908       46,392,383
McCormick & Co., Inc. .....     752,103       27,053,145
McDonald's Corp. ..........   6,908,227      376,291,125
McGraw-Hill Cos., Inc. ....   2,023,409      103,011,752
McKesson Corp. ............   1,729,844      101,697,529
MeadWestvaco Corp. ........   1,039,375       30,692,744
Medco Health Solutions,
  Inc. *...................   1,671,667      151,101,980
Medtronic, Inc. ...........   6,680,685      376,857,441
MEMC Electronic Materials,
  Inc. *...................   1,303,681       76,734,664
Merck & Co., Inc. .........  12,666,176      654,714,637
Meredith Corp. ............     235,639       13,502,115
Merrill Lynch & Co.,
  Inc. ....................   5,058,786      360,590,266
MetLife, Inc. .............   4,339,922      302,622,761
MGIC Investment Corp. .....     496,190       16,031,899
Microchip Technology,
  Inc. ....................   1,275,280       46,318,170
Micron Technology, Inc. *..   4,335,531       48,124,394
Microsoft Corp. ...........  46,997,018    1,384,532,150
Millipore Corp. *..........     301,664       22,866,131
Molex, Inc. ...............     810,631       21,830,293
Molson Coors Brewing Co.
  (Class B)................     392,479       39,118,382
Monsanto Co. ..............   3,145,891      269,728,694
Monster Worldwide, Inc. *..     732,720       24,956,443
Moody's Corp. .............   1,351,962       68,138,885
Morgan Stanley.............   6,103,443      384,516,909
Motorola, Inc. ............  13,339,621      247,183,177
Murphy Oil Corp. ..........   1,075,194       75,145,309
Mylan Laboratories, Inc. ..   1,364,238       21,773,238
Nabors Industries, Ltd. *..   1,597,294       49,148,736
National City Corp. .......   3,719,829       93,330,510
National Semiconductor
  Corp. ...................   1,391,704       37,743,012
National-Oilwell Varco,
  Inc. *...................   1,029,295      148,733,127
NCR Corp. *................   1,033,372       51,461,926
Network Appliance, Inc. *..   2,136,290       57,487,564
COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
New York Times Co. (Class
  A).......................    826,166      16,325,040
Newell Rubbermaid, Inc. ...   1,586,248     45,715,667
Newmont Mining Corp.
  (Holding Co.)............   2,606,509    116,589,148
News Corp. (Class A).......  13,433,927    295,412,055
Nicor, Inc. ...............    249,064      10,684,846
NIKE, Inc. (Class B).......   2,183,023    128,056,129
NiSource, Inc. ............   1,554,003     29,743,617
Noble Corp. ...............   1,553,247     76,186,765
Nordstrom, Inc. ...........   1,156,435     54,225,237
Norfolk Southern Corp. ....   2,273,378    118,011,052
Northern Trust Corp. ......   1,084,799     71,889,630
Northrop Grumman Corp. ....   2,015,229    157,187,862
Novell, Inc. *.............   1,946,561     14,871,726
Novellus Systems, Inc. *...    753,614      20,543,518
Nucor Corp. ...............   1,771,541    105,353,543
NVIDIA Corp. *.............   3,152,464    114,245,295
Occidental Petroleum
  Corp. ...................   4,813,763    308,465,933
Office Depot, Inc. *.......   1,634,347     33,700,235
OfficeMax, Inc. ...........    406,453      13,929,144
Omnicom Group, Inc. .......   1,932,722     92,944,601
Oracle Corp. *.............  23,068,889    499,441,447
PACCAR, Inc. ..............   1,436,688    122,477,652
Pactiv Corp. *.............    801,916      22,982,913
Pall Corp. ................    709,554      27,601,651
Parker-Hannifin Corp. .....    677,029      75,712,153
Patterson Cos., Inc. *.....    788,594      30,447,614
Paychex, Inc. .............   1,945,393     79,761,113
Peabody Energy Corp. ......   1,532,488     73,360,201
Pepsi Bottling Group,
  Inc. ....................    759,211      28,219,873
PepsiCo, Inc. .............   9,441,564    691,688,979
PerkinElmer, Inc. .........    731,104      21,355,548
Pfizer, Inc. ..............  40,336,652    985,424,408
PG&E Corp. ................   2,022,521     96,676,504
Pinnacle West Capital
  Corp. ...................    563,831      22,276,963
Pitney Bowes, Inc. ........   1,283,486     58,295,934
Plum Creek Timber Co.,
  Inc. ....................   1,041,458     46,615,660
PNC Financial Services
  Group, Inc. .............   1,988,411    135,410,789
Polo Ralph Lauren Corp. ...    350,982      27,288,851
PPG Industries, Inc. ......    938,005      70,866,278
PPL Corp. .................   2,224,304    102,985,275
Praxair, Inc. .............   1,837,240    153,887,222
Precision Castparts
  Corp. ...................    795,947     117,784,237
Principal Financial Group,
  Inc......................   1,540,107     97,165,351
Procter & Gamble Co. ......  18,234,250   1,282,597,145
Progress Energy, Inc. .....   1,476,067     69,153,739
Progressive Corp. .........   4,282,343     83,120,278
ProLogis...................   1,480,313     98,218,768
Prudential Financial,
  Inc. ....................   2,703,341    263,792,015

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
Public Service Enterprise
  Group, Inc. .............   1,454,505  $   127,981,895
Public Storage, Inc. ......     697,451       54,854,521
Pulte Homes, Inc. .........   1,219,637       16,599,260
QLogic Corp. *.............     914,932       12,305,835
QUALCOMM, Inc. ............   9,645,142      407,603,701
Quest Diagnostics, Inc. ...     921,723       53,247,938
Questar Corp. .............     980,658       51,513,965
Qwest Communications
  International, Inc. *....   9,064,697       83,032,625
R.R. Donnelley & Sons
  Co. .....................   1,232,776       45,070,291
RadioShack Corp. ..........     762,428       15,751,762
Raytheon Co. ..............   2,571,176      164,092,452
Regions Financial Corp. ...   4,181,936      123,283,473
Reynolds American, Inc. ...     971,956       61,806,682
Robert Half International,
  Inc. ....................     971,875       29,020,188
Rockwell Automation,
  Inc. ....................     948,271       65,914,317
Rockwell Collins, Inc. ....     976,359       71,313,261
Rohm & Haas Co. ...........     830,125       46,213,059
Rowan Cos., Inc. ..........     621,159       22,721,996
Ryder System, Inc. ........     345,833       16,945,817
SAFECO Corp. ..............     609,875       37,336,548
Safeway, Inc. .............   2,550,943       84,461,723
SanDisk Corp. *............   1,319,490       72,703,899
Sara Lee Corp. ............   4,306,877       71,881,777
Schering-Plough Corp. .....   9,401,511      297,369,793
Schlumberger, Ltd. ........   6,936,028      728,282,940
Sealed Air Corp. ..........     926,801       23,689,034
Sears Holdings Corp. *.....     471,391       59,960,935
Sempra Energy..............   1,516,678       88,149,325
Sherwin-Williams Co. ......     629,638       41,373,513
Sigma-Aldrich Corp. .......     760,199       37,052,099
Simon Property Group,
  Inc. ....................   1,292,824      129,282,400
SLM Corp. .................   2,364,931      117,466,123
Smith International,
  Inc. ....................   1,154,575       82,436,655
Snap-on, Inc. .............     332,780       16,485,921
Solectron Corp. *..........   5,187,730       20,232,147
Southern Co. ..............   4,319,031      156,694,445
Southwest Airlines Co. ....   4,528,639       67,023,857
Sovereign Bancorp, Inc. ...   2,122,949       36,175,051
Spectra Energy Corp. ......   3,597,705       88,071,818
Sprint Nextel Corp. .......  16,756,641      318,376,179
St. Jude Medical, Inc. *...   1,997,439       88,027,137
Stanley Works..............     464,358       26,064,415
Staples, Inc. .............   4,135,981       88,882,232
Starbucks Corp. *..........   4,344,654      113,829,935
Starwood Hotels & Resorts
  Worldwide, Inc. .........   1,242,425       75,477,319
State Street Corp.(a)......   2,305,648      157,152,968
COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
Stryker Corp. .............   1,392,962     95,780,067
Sun Microsystems, Inc. *...  20,783,733    116,596,742
Sunoco, Inc. ..............    702,639      49,732,788
SunTrust Banks, Inc. ......   2,068,831    156,548,442
SUPERVALU, Inc. ...........   1,207,241     47,094,471
Symantec Corp. *...........   5,344,457    103,575,577
Synovus Financial Corp. ...   1,849,138     51,868,321
Sysco Corp. ...............   3,586,221    127,633,605
T. Rowe Price Group,
  Inc. ....................   1,514,785     84,358,377
Target Corp. ..............   4,943,283    314,244,500
TECO Energy, Inc. .........   1,188,558     19,528,008
Tektronix, Inc. ...........    464,332      12,880,570
Tellabs, Inc. *............   2,553,903     24,313,157
Temple-Inland, Inc. .......    626,445      32,969,800
Tenet Healthcare Corp. *...   2,683,567     9,016,785
Teradyne, Inc. *...........   1,119,379     15,447,430
Terex Corp. *..............    587,701      52,317,143
Tesoro Corp. ..............    934,652      43,012,685
Texas Instruments, Inc. ...   8,289,378    303,308,341
Textron, Inc. .............   1,441,124     89,652,324
Thermo Electron Corp. *....   2,425,883    140,021,967
Tiffany & Co. .............    806,383      42,214,150
Time Warner, Inc. .........  21,895,449    402,000,444
TJX Cos., Inc. ............   2,620,851     76,188,139
Torchmark Corp. ...........    581,783      36,256,717
Transocean, Inc. *.........   1,664,435    188,164,377
Travelers Cos., Inc. ......   3,879,931    195,315,727
Tribune Co. ...............    561,532      15,341,054
TXU Corp. .................   2,635,532    180,454,876
Tyco Electronics, Ltd. ....   2,865,519    101,525,338
Tyco International, Ltd. ..   2,867,121    127,128,145
Tyson Foods, Inc. (Class
  A).......................   1,419,263     25,333,845
U.S. Bancorp...............  10,180,898    331,184,612
Union Pacific Corp. .......   1,563,925    176,817,360
Unisys Corp. *.............   1,950,624     12,913,131
United Parcel Service, Inc.
  (Class B)................   6,167,509    463,179,926
United States Steel
  Corp. ...................    705,638      74,755,290
United Technologies
  Corp. ...................   5,753,352    463,029,769
UnitedHealth Group, Inc. ..   7,804,096    377,952,369
Unum Group.................   2,090,102     51,144,796
UST, Inc. .................    927,708      46,014,317
V.F. Corp. ................    501,690      40,511,468
Valero Energy Corp. .......   3,170,856    213,018,106
Varian Medical Systems,
  Inc. *...................    750,893      31,454,908
VeriSign, Inc. *...........   1,394,199     47,040,274
Verizon Communications,
  Inc. ....................  16,814,327    744,538,400
Viacom, Inc. (Class B) *...   4,004,152    156,041,803
Vornado Realty Trust.......    751,384      82,163,840
Vulcan Materials Co. ......    548,730      48,919,279

See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

COMMON STOCKS                  SHARES         VALUE
--------------------------------------------------------
W.W. Grainger, Inc. .......     428,970  $    39,117,774
Wachovia Corp. ............  11,078,947      555,609,192
Wal-Mart Stores, Inc. .....  14,056,856      613,581,764
Walgreen Co. ..............   5,800,706      274,025,351
Walt Disney Co. ...........  11,505,436      395,671,944
Washington Mutual, Inc. ...   5,149,953      181,844,840
Waste Management, Inc. ....   3,098,733      116,946,183
Waters Corp. *.............     591,754       39,600,178
Watson Pharmaceuticals,
  Inc. *...................     580,776       18,817,142
Weatherford International,
  Ltd. *...................   1,971,045      132,414,803
WellPoint, Inc. *..........   3,548,284      280,030,573
Wells Fargo & Co. .........  19,421,287      691,786,243
Wendy's International,
  Inc. ....................     540,857       18,881,318
Western Union Co. .........   4,456,828       93,459,683
Weyerhaeuser Co. ..........   1,247,615       90,202,564
Whirlpool Corp. ...........     443,517       39,517,365
Whole Foods Market, Inc. ..     795,138       38,929,956
Williams Cos., Inc. .......   3,441,767      117,226,584
Windstream Corp. ..........   2,707,145       38,224,887
Wm. Wrigley Jr. Co. .......   1,252,586       80,453,599
Wyeth......................   7,782,897      346,728,061
Wyndham Worldwide Corp. ...   1,129,442       37,000,520
Xcel Energy, Inc. .........   2,359,154       50,816,177
Xerox Corp. *..............   5,447,471       94,459,147
Xilinx, Inc. ..............   1,723,702       45,057,570
XL Capital, Ltd. (Class
  A).......................   1,081,502       85,654,958
XTO Energy, Inc. ..........   2,226,451      137,683,730
Yahoo!, Inc. *.............   7,815,074      209,756,586
Yum! Brands, Inc. .........   3,035,281      102,683,556
Zimmer Holdings, Inc. *....   1,366,907      110,705,798
Zions Bancorp..............     638,710       43,860,216
                                         ---------------
Total Common Stocks (Cost
  $85,439,135,452).........              $78,433,090,251
                                         ===============



(*) Non-income producing security
(a) Affiliated Issuer. See following table for more information.


                                      SHARES
                                     PURCHASED   SHARES SOLD
                       NUMBER OF      FOR THE      FOR THE      NUMBER OF
                      SHARES HELD   YEAR ENDED    YEAR ENDED   SHARES HELD
SECURITY DESCRIPTION   AT 9/30/06     9/30/07      9/30/07      AT 9/30/07
--------------------  -----------   ----------   -----------   -----------
State Street Corp.
 (Cost
 $158,506,359).....    1,580,244     4,513,222    3,787,818     2,305,648



                                          REALIZED GAIN
                         INCOME EARNED   ON SHARES SOLD
                            FOR THE        DURING THE      DIVIDEND
                           YEAR ENDED      YEAR ENDED     RECEIVABLE
                            9/30/07          9/30/07      AT 9/30/07
                         -------------   --------------   ----------
                           $1,534,780      $12,487,253     $522,924




See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------


ASSETS
     Investments in securities, at value (including affiliated
       investments at value of $157,152,968)........................   $78,433,090,251
     Cash...........................................................       539,969,097
     Receivable for investments sold................................        84,273,745
     Dividends receivable...........................................        88,284,747
                                                                       ---------------
Total Assets........................................................    79,145,617,840
                                                                       ---------------
LIABILITIES
     Payable for investments purchased..............................        60,933,865
     Payable for SPDR's repurchased in-kind.........................        20,204,170
     Accrued Trustee expense........................................         2,477,430
     Income distribution payable....................................       403,762,780
     Accrued expenses and other liabilities.........................        19,773,041
                                                                       ---------------
Total Liabilities...................................................       507,151,286
                                                                       ---------------
NET ASSETS..........................................................   $78,638,466,554
                                                                       ===============
NET ASSETS REPRESENTED BY:
     Paid in surplus................................................   $92,473,543,917
     Distribution in excess of net investment income................      (354,299,342)
     Accumulated net realized loss on investments...................    (6,474,732,820)
     Net unrealized depreciation on investments.....................    (7,006,045,201)
                                                                       ---------------
NET ASSETS..........................................................   $78,638,466,554
                                                                       ===============
NET ASSET VALUE PER SDPR............................................   $        152.48
                                                                       ===============
UNITS OF FRACTIONAL UNDIVIDED INTEREST
  ("SPDRS") OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR
     VALUE..........................................................       515,730,360
                                                                       ---------------
COST OF INVESTMENTS (INCLUDING COST OF AFFILIATED INVESTMENTS OF
  $158,506,359).....................................................   $85,439,135,452
                                                                       ---------------






See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENTS OF OPERATIONS

--------------------------------------------------------------------------------


                                                     FOR THE           FOR THE          FOR THE
                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                  SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,
                                                       2007             2006             2005
                                                 ---------------   --------------   --------------
INVESTMENT INCOME
  Dividend income - unaffiliated issuers......   $ 1,230,919,171   $1,039,969,618   $1,088,830,574
  Dividend income - affiliated issuers........         1,534,780        1,232,565        1,074,217
                                                 ---------------   --------------   --------------
  Total Investment Income.....................     1,232,453,951    1,041,202,183    1,089,904,791
                                                 ---------------   --------------   --------------
EXPENSES
     Trustee expense..........................        39,138,318       33,325,993       31,597,760
     Marketing expense........................        12,846,106       12,253,449       15,473,877
     S&P license fee..........................        22,480,686       19,060,993       18,052,857
     SEC registration fee.....................                --               --          500,000
     Legal and audit services.................           131,502          128,941          246,250
     Other expenses...........................           985,568          799,386          842,504
                                                 ---------------   --------------   --------------
Total expenses................................        75,582,180       65,568,762       66,713,248
     Trustee expense waiver...................        (4,970,832)     (11,108,781)     (15,133,657)
                                                 ---------------   --------------   --------------
Net expenses..................................        70,611,348       54,459,981       51,579,591
     Trustee earnings credits.................       (18,950,100)      (8,560,492)      (2,730,415)
                                                 ---------------   --------------   --------------
Net expenses after Trustee earnings credits...        51,661,248       45,899,489       48,849,176
                                                 ---------------   --------------   --------------
NET INVESTMENT INCOME.........................     1,180,792,703      995,302,694    1,041,055,615
                                                 ---------------   --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investment transactions -- unaffiliated
       issuers................................     8,384,712,286    2,976,847,607    4,542,652,646
     Investment transactions -- affiliated
       issuers................................        12,487,253      (12,302,877)         190,138
  Net change in unrealized appreciation
     (depreciation) on:
     Investment transactions -- unaffiliated
       issuers................................       451,101,267    2,090,504,058      (83,695,376)
     Investment transactions -- affiliated
       issuers................................        (3,623,083)       8,531,665        9,218,142
                                                 ---------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS.................................     8,844,677,723    5,063,580,453    4,468,365,550
                                                 ---------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................   $10,025,470,426   $6,058,883,147   $5,509,421,165
                                                 ===============   ==============   ==============







See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------


                                                  FOR THE            FOR THE            FOR THE
                                                 YEAR ENDED         YEAR ENDED         YEAR ENDED
                                               SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                    2007               2006               2005
                                              ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:
     Net investment income.................   $ 1,180,792,703    $   995,302,694    $ 1,041,055,615
     Net realized gain (loss) on investment
       transactions........................     8,397,199,539      2,964,544,730      4,542,842,784
     Net change in unrealized appreciation
       (depreciation)......................       447,478,184      2,099,035,723        (74,477,234)
                                              ---------------    ---------------    ---------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................    10,025,470,426      6,058,883,147      5,509,421,165
                                              ---------------    ---------------    ---------------
NET EQUALIZATION CREDITS AND CHARGES.......       115,289,393         64,697,330         45,350,560
                                              ---------------    ---------------    ---------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME........................    (1,323,001,746)    (1,059,134,562)    (1,085,600,597)
                                              ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  ISSUANCE AND REDEMPTION OF SPDRS.........    12,234,823,506      5,492,844,774     (3,156,501,800)
                                              ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  DURING PERIOD............................    21,052,581,579     10,557,290,689      1,312,669,328
NET ASSETS AT BEGINNING OF PERIOD..........    57,585,884,975     47,028,594,286     45,715,924,958
                                              ---------------    ---------------    ---------------
NET ASSETS END OF PERIOD*..................   $78,638,466,554    $57,585,884,975    $47,028,594,286
                                              ===============    ===============    ===============
* INCLUDES UNDISTRIBUTED (DISTRIBUTION IN
  EXCESS OF) NET INVESTMENT INCOME.........   $  (354,299,342)   $  (212,090,299)   $  (147,564,863)
                                              ---------------    ---------------    ---------------







See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE YEAR

--------------------------------------------------------------------------------


                                    FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                   YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                 SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                      2007           2006           2005           2004           2003
                                 -------------  -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF
  YEAR.........................   $    133.53    $    122.85    $    111.78    $     99.87    $     81.78
                                  -----------    -----------    -----------    -----------    -----------
Investment Operations:
     Net investment income.....        2.66(4)        2.32(4)        2.40(3)          1.81           1.55
     Net realized and
       unrealized gain (loss)
       on investments..........         18.75          10.54          10.97          11.71          18.11
                                  -----------    -----------    -----------    -----------    -----------
Total from investment
  operations...................         21.41          12.86          13.37          13.52          19.66
                                  -----------    -----------    -----------    -----------    -----------
Net equalization credits and
  charges......................          0.26           0.15           0.10           0.18          (0.02)
                                  -----------    -----------    -----------    -----------    -----------

Less distributions from:
     Net investment income.....         (2.72)         (2.33)         (2.40)         (1.79)         (1.55)
                                  -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF YEAR...   $    152.48    $    133.53    $    122.85    $    111.78    $     99.87
                                  ===========    ===========    ===========    ===========    ===========
TOTAL INVESTMENT RETURN(5).....         16.31%         10.64%         12.11%         13.62%         24.13%

RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
     Net investment income.....          1.86%          1.83%          2.02%          1.63%          1.67%
     Total expenses(1).........          0.08%          0.08%          0.10%          0.11%          0.12%
     Total expenses excluding
       Trustee earnings
       credit..................          0.11%          0.10%          0.10%          0.11%          0.12%
     Total expenses excluding
       Trustee earnings credit
       and fee waivers.........          0.12%          0.12%          0.13%          0.13%          0.13%
Portfolio turnover rate(2).....          2.95%          3.70%          6.01%          2.23%          1.76%
Net assets, end of year
  (000's)......................   $78,638,467    $57,585,885    $47,028,594    $45,715,925    $36,054,568



--------

(1) Net of expenses reimbursed by the Trustee.

(2) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.

(3) Net investment income per unit reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.40 per share.

(4) Per share numbers have been calculated using the average shares method.

(5) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.


See accompanying notes to financial statements.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Trust Agreement, the Sponsor and Trustee (each as defined below) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience the Trust expects the risk of loss to be remote.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Trustee is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Trust's financial statements. The Trustee does not anticipate SFAS 157 will have a material impact on the Funds' financial statements.

RECLASSIFICATION
Certain prior year amounts on the Statements of Operations and the Financial Highlights have been reclassified to conform to the current year presentation.

INVESTMENT RISK
The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)


INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

EQUALIZATION
The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's units, equivalent on a per unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per unit is unaffected by sales or reacquisitions of the Trust's units.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. Net investment income per unit calculations in the financial highlights for all years presented exclude these differences.

During 2007, the Trust reclassified $9,332,873,621 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At September 30, 2007, the Trust had capital loss carryforwards of $58,816,996, $403,831,303, $472,492,447, $1,530,834,020, $445,024,832, $380,379,645, $1,174,140,896, and
$1,056,971,322 which will expire on September 30, 2008, September 30, 2009, September 30, 2010, September 30, 2011, September 30, 2012, September 30, 2013, September 30, 2014 and September 30, 2015, respectively. The Trust incurred losses of $832,594,401 during the period November 1, 2006 through September 30, 2007 that were deferred for tax purposes until fiscal 2008.

The tax character of distributions paid during the year ended September 30, 2007 was $1,323,001,746 of ordinary income. The tax character of distributions paid during the year ended September 30, 2006 was $1,059,134,562 of ordinary income. The tax character of distributions paid during the year ended September 30, 2005 was $1,085,600,597 of ordinary income.

As of September 30, 2007, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) on a tax basis were undistributed ordinary income of $49,463,432 and undistributed long term capital gain of $0.

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)


In December 2006, the SEC issued the staff guidance ("SEC Letter") that delayed the implementation of the Financial Accounting Standards Board's ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") and clarified its application. FIN 48 was originally released by the FASB in July 2006. FIN 48 mandates a two-part test for recognition of a tax benefit in the financial statements of any company (including an investment company) that follows generally accepted accounting principles. First, the company must determine that it has a greater than 50% likelihood of sustaining its position based on the "technical merits" of the position. Second, the company must determine the amount of benefit that may be recognized by considering all of the potential outcomes and measuring the probability that each will occur. The SEC Letter clarifies the types of guidance upon which investment companies can rely in determining the technical merits of a tax position. In addition, the SEC Letter permits investment companies to delay the implementation of FIN 48 until the last NAV calculation in the first required financial reporting period for fiscal years beginning after December 15, 2006. In the case of the Trust, this is September 30, 2008. At this time, the Trustee is evaluating the implications of FIN 48 and its impact, if any, to the financial statements has not yet been determined.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2007:

NET ASSET VALUE OF THE TRUST     FEE AS A PERCENTAGE OF NET ASSET VALUE OF THE TRUST
----------------------------     ---------------------------------------------------
                                 10/100 of 1% per annum plus or minus the Adjustment
$0 - $499,999,999                Amount
                                 8/100 of 1% per annum plus or minus the Adjustment
$500,000,000 - $2,499,999,999    Amount
                                 6/100 of 1% per annum plus or minus the Adjustment
$2,500,000,000 - and above       Amount


The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2007, the Adjustment Amount reduced the Trustee's fee by $18,950,100. The Adjustment Amount included an excess of net transaction fees from processing orders of $794,669 and a Trustee earnings credit of $18,155,431.

Effective November 1, 2006, the Trustee changed the method of computing the Adjustment Amount to the Trustee Fee such that all income earned with respect to cash held for the benefit of the Trust is credited against the Trustee's Fee. In addition, during the period from December 1, 2006 through December 31, 2006, the Trustee applied incremental cash balance credits of $5,918,238.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2008. From October 1, 2006 to January 31, 2007, the Trustee waived a portion of its fee so that the total operating expenses

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR - (CONTINUED)


would not exceed 10/100 of 1% per annum of the daily net asset value. Effective February 1, 2007, the Trust waived a portion of its fee so that the total operating expenses would not exceed 9.45/100 of 1% per annum of the daily net asset value. The total amount of such reimbursement by the Trustee for the year ended September 30, 2007 was $4,970,832. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods.

Standard and Poor's ("S&P") and State Street Global Markets, LLC ("SSGM") have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee on behalf of the Trust, the American Stock Exchange LLC (the "AMEX"), and PDR Services LLC (the "Sponsor") have each received a sublicense from SSGM for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The Trust pays an annual sub-license fee to S&P equal to the greater of: (i) 0.03% of the daily average net assets of the Trust plus a volume based fee ranging from $0.03 to $0.04 per round lot trade of the average daily trading volume, or (ii) $125,000, the minimum annual fee.

TRANSACTIONS WITH AFFILIATED ISSUERS
Certain investments made by the Trust represent securities affiliated with the Trustee. Investments in State Street Corp., the holding company of State Street Bank and Trust Company, were made according to its representative portion of the S&P 500 Index. The market value of these investments at September 30, 2007 is listed in the Schedule of Investments.

NOTE 4 -- TRUST TRANSACTIONS IN SPDRS
Transactions in SPDRS were as follows:

                                    YEAR ENDED                          YEAR ENDED                        YEAR ENDED
                                SEPTEMBER 30, 2007                  SEPTEMBER 30, 2006                SEPTEMBER 30, 2005
                        ----------------------------------   -------------------------------   -------------------------------
                             SPDRS             AMOUNT            SPDRS           AMOUNT            SPDRS           AMOUNT
                        --------------   -----------------   ------------   ----------------   ------------   ----------------
SPDRs sold...........    1,838,900,000   $ 269,830,592,741    707,000,000   $ 89,665,093,167    625,250,000   $ 75,185,061,183
Dividend reinvestment
  SPDRS issued.......           80,264          11,506,562         96,447         12,194,198         73,825          8,743,709
SPDRs redeemed.......   (1,754,500,000)   (257,491,986,404)  (658,650,000)   (84,119,745,261)  (651,500,000)   (78,304,956,132)
Net income
  equalization.......               --        (115,289,393)            --        (64,697,330)            --        (45,350,560)
                        --------------   -----------------   ------------   ----------------   ------------   ----------------
Net increase
  (decrease).........       84,480,264   $  12,234,823,506     48,446,447   $  5,492,844,774    (26,176,175)  $ (3,156,501,800)
                        ==============   =================   ============   ================   ============   ================



With the exception of the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation

SPDR TRUST, SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------



NOTE 4 -- TRUST TRANSACTIONS IN SPDRS - (CONTINUED)


Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 2007, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $151,576,149,798, $139,503,503,027, $2,829,005,645, and $1,862,691,539,
respectively. At September 30, 2007, the cost of investments for federal income tax purposes was $85,560,782,411, accordingly, gross unrealized appreciation was $1,390,535,886 and gross unrealized depreciation was $8,518,228,046, resulting in net unrealized depreciation of $7,127,692,160.

SPDR TRUST, SERIES 1
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

TO THE TRUSTEE AND UNITHOLDERS OF
SPDR TRUST, SERIES 1

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust, Series 1 (the "Trust") at September 30, 2007, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 28, 2007

TAX INFORMATION (UNAUDITED)
For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2007 is 98.07%.

For the fiscal year ended September 30, 2007 certain dividends paid by the Trust may be designated as qualified dividend income and subject to maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2007 Form 1099-DIV.

                FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                        BID/ASK PRICE VS. NET ASSET VALUE
                            AS OF SEPTEMBER 30, 2007


                                             BID/ASK PRICE                     BID/ASK PRICE
                                               ABOVE NAV                         BELOW NAV
                                    ------------------------------    ------------------------------
                                    50 - 99    100 - 199      200     50 - 99    100 - 199      200
                                     BASIS       BASIS       BASIS     BASIS       BASIS       BASIS
                                     POINTS      POINTS     POINTS     POINTS      POINTS     POINTS
                                    -------    ---------    ------    -------    ---------    ------
2007............................       0           0           0         0           0           0
2006............................       0           0           0         0           0           0
2005............................       0           0           0         0           0           0
2004............................       0           0           0         1           0           0
2003............................       0           0           0         0           0           0



          COMPARISON OF TOTAL RETURNS BASED ON NAV AND BID/ASK PRICE(1)


                                CUMULATIVE TOTAL RETURN
                                -----------------------
                                                       1 YEAR       5 YEAR      10 YEAR
                                                       ------      -------      -------
SPDR Trust Series 1
  Return Based on NAV............................      16.31%      103.68%       86.75%
  Return Based on Bid/Ask Price..................      16.33%      104.23%       87.49%
S&P 500 Index....................................      16.44%      105.13%       88.96%

                              AVERAGE ANNUAL TOTAL RETURN
                              ---------------------------
                                                       1 YEAR       5 YEAR      10 YEAR
                                                       ------      -------      -------
SPDR Trust Series 1
  Return Based on NAV............................      16.31%       15.29%        6.45%
  Return Based on Bid/Ask Price..................      16.33%       15.35%        6.49%
S&P 500 Index....................................      16.44%       15.45%        6.57%


--------

(1) Currently, the Bid/Ask Price is calculated based on the best bid and best offer on the AMEX at 4:00 p.m. However, prior to April 3, 2001, the calculation of the Bid/Ask Price was based on the midpoint of the best bid and best offer at the close of trading on the AMEX, ordinarily 4:15 p.m.

SPDR TRUST, SERIES 1

--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022